Leases (Tables)	9 Months Ended
Sep. 30, 2024
Leases
Schedule of lease amounts recorded in balance sheet
Schedule of lease amounts recorded in balance sheet
	September 30, 2024	December 31, 2023
Assets
Right of use asset	$–	$33
Liabilities
Lease liability	$–	$35
Lease Term and Discount Rate
Weighted average remaining lease term	–	0.25
Weighted average discount rate	–	4.70%